Schedule of income statement by segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Product sales	€ 33,335	€ 31,762
Other revenues	59,889	15,740
Revenues	93,224	47,502
Cost of sales	(171,479)	(34,778)
Research and development expense	(51,883)	(78,737)
Marketing and distribution expenses	(7,837)	(9,643)
General and administrative expenses	(16,031)	(20,904)
Other income and expenses, net	3,597	10,389
Operating income/(loss)	(150,410)	(86,172)
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Product sales	29,537	31,762
Other revenues	15	10
Revenues	29,552	31,772
Cost of sales	(12,296)	(19,326)
Research and development expense	(406)	(878)
Marketing and distribution expenses	(4,156)	(7,086)
General and administrative expenses	(3,236)	(2,519)
Other income and expenses, net	110	2,126
Operating income/(loss)	9,568	4,089
COVID [member]
IfrsStatementLineItems [Line Items]
Product sales	3,798
Other revenues	89,383
Revenues	93,181
Cost of sales	(154,883)	(4,156)
Research and development expense	(44,223)	(46,105)
Marketing and distribution expenses	(1,483)	(444)
General and administrative expenses	(8,359)	(9,438)
Other income and expenses, net	5,099	4,690
Operating income/(loss)	(110,667)	(55,454)
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Product sales
Other revenues	956	1,849
Revenues	956	1,849
Cost of sales
Research and development expense	(6,702)	(29,513)
Marketing and distribution expenses	(2,182)	(2,037)
General and administrative expenses	(1,759)	(3,256)
Other income and expenses, net	1,365	2,952
Operating income/(loss)	(8,322)	(30,005)
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Product sales
Other revenues	(30,465)	13,880
Revenues	(30,465)	13,880
Cost of sales	(4,301)	(11,295)
Research and development expense	(551)	(2,241)
Marketing and distribution expenses	(16)	(75)
General and administrative expenses	(924)	(2,194)
Other income and expenses, net	381	900
Operating income/(loss)	(35,876)	(1,025)
Corporate overhead [member]
IfrsStatementLineItems [Line Items]
Product sales
Other revenues
Revenues
Cost of sales
Research and development expense
Marketing and distribution expenses
General and administrative expenses	(1,752)	(3,498)
Other income and expenses, net	(3,359)	(279)
Operating income/(loss)	€ (5,111)	€ (3,776)